Goodwill	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

6.	Goodwill:

The Company has a goodwill balance of $3,301,439 for the period ended June 30, 2025, and the year ended December 31, 2024 from the acquisition of Kidoz Ltd.

The Company’s annual goodwill impairment analysis performed during the fourth quarter of fiscal 2024 included a quantitative analysis of the Kidoz Ltd. reporting unit (consisting of intangible assets (Note 5), and goodwill). The reporting unit has a carrying amount of $3,585,196 (December 31, 2024 - $3,670,323) as at June 30, 2025. The Company performed a discounted cash flow analysis for Kidoz Ltd. for the year ended December 31, 2024. These discounted cash flow models included management assumptions for expected sales growth, margin expansion, operational leverage, capital expenditures, and overall operational forecasts. The Company classified these significant inputs and assumptions as Level 3 fair value measurements. Based on the annual impairment test described above there was no additional impairment determined for fiscal 2024 or fiscal 2023.

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Six Months ended June 30, 2025 and 2024

(Unaudited)